Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Balance Sheet Information
The amount of finance lease ROU assets and liabilities and the associated financial statement line item they are included within on the consolidated balance sheets are as follows:

Classification	December 31, 2019
Property and equipment, net	$23,084

Current portion of long-term debt and finance lease obligations	$2,861
Long-term debt and finance lease obligations, less current portion	24,510
Total finance lease liabilities	$27,371

Lease Expense and Other Leases Information
Other information on operating and finance leases were as follows:

December 31, 2019
Weighted-average remaining lease term:
Operating leases	6.3 years
Finance leases	8.5 years
Weighted-average discount rate:
Operating leases	5.8%
Finance leases	7.2%

The components of total lease expense were as follows:

Lease expenses	Year Ended December 31, 2019
Finance lease cost:
Amortization of ROU assets	$2,497
Interest on lease liabilities	1,968
Operating lease expense	54,179
Short-term lease expense	1,301
Variable lease expense	15,804
Total lease expense	$75,749

Supplemental Cash Flow Information
Supplemental cash flow information related to operating and finance leases were as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$52,502
Operating cash flows for finance leases	1,968
Financing cash flows for finance leases	1,948

ROU assets obtained in exchange for lease obligations:
Operating leases	42,520
Finance leases	3,736

Future Lease Payments for Operating Lease Liabilities
As of December 31, 2019, the undiscounted lease payments for operating and finance lease liabilities were as follows:

Year	Operating Leases	Finance Leases	Total
2020	$55,907	$4,730	$60,637
2021	49,195	4,865	54,060
2022	35,476	5,000	40,476
2023	25,822	4,610	30,432
2024	18,239	4,335	22,574
2025 and thereafter	58,479	12,069	70,548
Total lease payments	243,118	35,609	278,727
Less: imputed interest	(43,390)	(8,238)	(51,628)
Total	$199,728	$27,371	$227,099

Future Lease Payments for Finance Lease Liabilities
As of December 31, 2019, the undiscounted lease payments for operating and finance lease liabilities were as follows:

Year	Operating Leases	Finance Leases	Total
2020	$55,907	$4,730	$60,637
2021	49,195	4,865	54,060
2022	35,476	5,000	40,476
2023	25,822	4,610	30,432
2024	18,239	4,335	22,574
2025 and thereafter	58,479	12,069	70,548
Total lease payments	243,118	35,609	278,727
Less: imputed interest	(43,390)	(8,238)	(51,628)
Total	$199,728	$27,371	$227,099

Future Minimum Payments for Operating Leases under ASC 840
The future minimum payments for operating leases and capital leases as of December 31, 2018 on an ASC 840 basis were as follows:

Year	Operating Leases	Capital Leases	Total
2019	$55,120	$2,484	$57,604
2020	52,228	2,458	54,686
2021	43,490	2,751	46,241
2022	29,131	3,032	32,163
2023	19,829	2,773	22,602
2024 and thereafter	71,895	10,317	82,212
Total lease payments	$271,693	$23,815	$295,508

Future Minimum Payments for Capital Leases under ASC 840
The future minimum payments for operating leases and capital leases as of December 31, 2018 on an ASC 840 basis were as follows:

Year	Operating Leases	Capital Leases	Total
2019	$55,120	$2,484	$57,604
2020	52,228	2,458	54,686
2021	43,490	2,751	46,241
2022	29,131	3,032	32,163
2023	19,829	2,773	22,602
2024 and thereafter	71,895	10,317	82,212
Total lease payments	$271,693	$23,815	$295,508